SUPPLEMENT DATED NOVEMBER 28, 2001
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)


NEW BALANCED FUND PORTFOLIO MANAGER

John B. Jares has been appointed portfolio manager of Dreyfus Founders Balanced Fund. Accordingly, the section of the Funds' prospectus entitled "Fund Summaries" is amended on page 7 by adding the following paragraph under the "Portfolio Manager" heading:

      JOHN B. JARES, Vice President of Investments. Mr. Jares is a Chartered Financial Analyst who has been the portfolio manager of Balanced, Focus, Growth, and Growth and Income Funds, and of the domestic portion of Worldwide Growth Fund, since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The paragraph concerning Curtis J. Anderson on that page is deleted, since he is no longer associated with Founders.

PROPOSED REORGANIZATION OF FOCUS FUND INTO GROWTH FUND

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. held on November 16, 2001, the Board approved, subject to Focus Fund shareholder approval, a Plan of Reorganization (the "Plan") providing for: (1) the transfer of all assets of Focus Fund to Growth Fund in a tax-free exchange for shares of common stock of Growth Fund and the assumption by Growth Fund of all of the liabilities of Focus Fund; (2) the distribution of Growth Fund shares to Focus Fund shareholders; and (3) the subsequent termination of Focus Fund (the "Reorganization"). The end result would be that Focus Fund shareholders would become Growth Fund shareholders, holding shares of equivalent value to the Focus Fund shares held by them immediately prior to the Reorganization.

It currently is contemplated that Focus Fund shareholders will be asked to approve the Plan at a special meeting of shareholders to be held on or about February 15, 2002. If the Plan is approved, the Reorganization is expected to become effective approximately one week after the shareholder meeting. In anticipation of the Reorganization, effective as of the close of business on December 28, 2001, Focus Fund will be closed to new investments for both new and existing accounts.

Founders has notified the Fund's Board of Directors that if the Reorganization is not approved by Focus Fund shareholders, Founders does not intend to continue the expense limitation described in note 3 on page 11 of the Prospectus after May 31, 2002. As a result, Focus Fund's expense ratio would be significantly higher after that date if the Reorganization is not approved.

A Proxy Statement/Prospectus with respect to the proposed Reorganization will be mailed prior to the meeting to holders of record of shares of Focus Fund on the record date (on or about December 18, 2001). Investors may obtain a free copy of the Prospectus of Growth Fund by calling 1-800-525-2440.

DERIVATIVE INSTRUMENTS

The section of the Funds' prospectus entitled "More About Investment Objectives, Strategies and Risks - Hedging and Derivative Instruments" on pages 28-29 is amended to read as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. All of the Funds except the Money Market Fund may use derivative instruments to engage in hedging strategies, to increase a Fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the Funds (other than Money Market Fund) may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objectives.

   Certain strategies may hedge a Fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect a Fund against increases in the prices of securities or other instruments the Fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on a Fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on a Fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause a Fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the Funds invest. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, a Fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. A Fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

RETIREMENT ACCOUNTS

The section of the Funds' prospectus entitled "Investing in the Funds - Retirement Accounts" on page 33 is hereby supplemented as follows:

   Beginning on January 1, 2002, there are extensive changes to the rules governing IRAs, including increases to the maximum contribution limits. For the years 2002-2004, the maximum IRA contribution has been increased to $3,000; for the years 2005-2007, the maximum will be $4,000. In 2008 the limit will be $5,000, and is slated to be increased in later years to keep pace with inflation.

   For the years 2002-05, qualifying investors (those who are 50 or over and have sufficient earned income) may be eligible to make additional "catch-up" contributions to their IRAs.

                                                               November 28, 2001

                         DREYFUS FOUNDERS BALANCED FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001


NEW BALANCED FUND PORTFOLIO MANAGER

John B. Jares has been appointed portfolio manager of Dreyfus Founders Balanced Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by deleting the fifth paragraph and inserting the following paragraph in its place:

      John B. Jares, vice president of investments and chartered financial analyst, has been the portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Curtis J. Anderson, the fund's former portfolio manager, is no longer associated with Founders.

STATE REGISTRATION FEE EXPENSE LIMITATION

The section of the fund's prospectus entitled "Expenses" is hereby supplemented on page 4 as follows:

      Founders has contractually agreed to limit the annual state registration fees for each class of the fund's shares to 2.00% of the respective class's average daily net assets, if necessary. This limit will extend through at least May 31, 2002, and will not be terminated without prior notice to the fund's board of directors.

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies" on page 5 is hereby supplemented as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                           DREYFUS FOUNDERS FOCUS FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

PROPOSED REORGANIZATION

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. (the "Company") held on November 16, 2001, the Board approved, subject to shareholder approval, a Plan of Reorganization (the "Plan") providing for: (1) the transfer of all assets of Focus Fund to Dreyfus Founders Growth Fund, another series of the Company ("Growth Fund"), in a tax-free exchange for shares of common stock of Growth Fund and the assumption by Growth Fund of all of the liabilities of Focus Fund; (2) the distribution of Growth Fund shares to Focus Fund shareholders; and (3) the subsequent termination of Focus Fund (the "Reorganization"). The end result would be that Focus Fund shareholders would become Growth Fund shareholders, holding shares of equivalent value to the Focus Fund shares held by them immediately prior to the Reorganization.

It currently is contemplated that Focus Fund shareholders will be asked to approve the Plan at a special meeting of shareholders to be held on or about February 15, 2002. If the Plan is approved, the Reorganization is expected to become effective approximately one week after the shareholder meeting. In anticipation of the Reorganization, effective as of the close of business on December 28, 2001, Focus Fund will be closed to new investments for both new and existing accounts.

Founders has notified the Company's Board of Directors that if the Reorganization is not approved by Focus Fund shareholders, Founders does not intend to continue the expense limitations described in note 4 on page 3 of the Prospectus after May 31, 2002. As a result, Focus Fund's expense ratios would be significantly higher after that date if the Reorganization is not approved.

A Proxy Statement/Prospectus with respect to the proposed Reorganization will be mailed prior to the meeting to Focus Fund shareholders of record on the record date (on or about December 18, 2001). Investors may obtain a free copy of the Prospectus of Growth Fund by calling 1-800-554-4611.

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies" on page 4 is hereby supplemented as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                          DREYFUS FOUNDERS GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies" on page 4 is hereby supplemented as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                     DREYFUS FOUNDERS GROWTH AND INCOME FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)


STATE REGISTRATION FEE EXPENSE LIMITATION

The section of the fund's prospectus entitled "Expenses" is hereby supplemented on page 3 as follows:

      Founders has contractually agreed to limit the annual state registration fees for each class of the fund's shares to 2.00% of the respective class's average daily net assets, if necessary. This limit will extend through at least May 31, 2002, and will not be terminated without prior notice to the fund's board of directors.

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies" on page 4 is hereby supplemented as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                   DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies - Hedging and derivative instruments" on page 4 is hereby amended to read as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                      DREYFUS FOUNDERS MID-CAP GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001


STATE REGISTRATION FEE EXPENSE LIMITATION

The section of the fund's prospectus entitled "Expenses" is hereby supplemented on 3 as follows:

      Founders has contractually agreed to limit the annual state registration fees for each class of the fund's shares to 2.00% of the respective class's average daily net assets, if necessary. This limit will extend through at least May 31, 2002, and will not be terminated without prior notice to the fund's board of directors.

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies - Hedging and derivative instruments" on page 4 is hereby amended to read as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                              November 28, 2001

                         DREYFUS FOUNDERS PASSPORT FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies" on page 4 is hereby supplemented as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                      DREYFUS FOUNDERS WORDWIDE GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

STATE REGISTRATION FEE EXPENSE LIMITATION

The section of the fund's prospectus entitled "Expenses" is hereby supplemented on page 3 as follows:

      Founders has contractually agreed to limit the annual state registration fees for each class of the fund's shares to 2.00% of the respective class's average daily net assets, if necessary. This limit will extend through at least May 31, 2002, and will not be terminated without prior notice to the fund's board of directors.

DERIVATIVE INSTRUMENTS

The section of the fund's prospectus entitled "More About Investment Objective, Strategies and Risks - Other portfolio investments and strategies - Hedging and derivative instruments" on page 4 is hereby amended to read as follows:

   DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the stock or bond, derivatives are instruments which derive their value from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies, to increase the fund's exposure to certain investments without directly buying those investments, or to manage cash. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

   Certain strategies may hedge the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the Fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

   There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                                                               November 28, 2001

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The section of the Statement of Additional Information entitled "Investment Objectives and Restrictions - Non-Fundamental Investment Restrictions" is hereby amended on pages 3 and 4 as follows:

The Funds' non-fundamental investment restriction no. 8 is revised to read as follows:

   No Fund may:

   8. With the exception of investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in affiliated money market funds as described under "Investment Strategies and Risks - Securities of Other Investment Companies," and investments made by Focus Fund, purchase the securities of any issuer if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.

The Funds' non-fundamental investment restriction no. 9 is revised to read as follows:

   No Fund may:

   9. With the exception of investments in affiliated money market funds as described under "Investment Strategies and Risks - Securities of Other Investment Companies," and investments made by Focus Fund, purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

Non-fundamental investment restriction no. 14, which provides that Government Securities Fund may not invest more than 5% of the value of its net assets in equity securities, is deleted.

DERIVATIVE INSTRUMENTS

The sections of the Statement of Additional Information entitled "Investment Strategies and Risks - Hedging and Derivative Instruments" on pages 6-15, "Foreign Securities and ADRs" on pages 15-16, and "Foreign Contracts for Purchase or Sale of Foreign Currencies" on pages 16-18 are hereby amended to read as follows:

   DERIVATIVE INSTRUMENTS

   The Funds may enter into futures contracts (including those related to indexes) and forward contracts, may purchase and/or write (sell) options on securities, securities indexes, futures contracts and foreign currencies, and may purchase equity-linked notes ("ELNs"). Each of these instruments is sometimes referred to as a "derivative," since its value is derived from an underlying security, index or other financial instrument.

   OPTIONS ON SECURITIES INDEXES AND SECURITIES. An option gives its purchaser the right to buy or sell a security or securities index at a specified price within a limited period of time. For the right to buy or sell the underlying instrument (e.g., individual securities or securities indexes), the buyer pays a premium to the seller (the "writer" of the option). Options generally have standardized terms, including the exercise price and expiration time. The current market value of a traded option is the last sales price or, in the absence of a sale, the last offering price. The market value of an option will usually reflect, among other factors, the market price of the underlying security or index. When the market value of an option appreciates, the purchaser may realize a gain by exercising the option, or by selling the option on an exchange (provided that a liquid secondary market is available). If the underlying security or index does not reach a price level that would make exercise profitable, the option generally will expire without being exercised and the writer will realize a gain in the amount of the premium. If a call option on a security is exercised, the proceeds of the sale of the underlying security by the writer are increased by the amount of the premium and the writer realizes a gain or loss from the sale of the security.

   So long as a secondary market remains available on an exchange, the writer of an option traded on that exchange ordinarily may terminate his obligation prior to the assignment of an exercise notice by entering into a closing purchase transaction. The cost of a closing purchase transaction, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will incur a loss on the transaction. However, because an increase in the market price of a call option on a security generally reflects an increase in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security that the writer continues to own.

   All of the Funds (except Money Market Fund) may write (sell) call options on their portfolio securities for income and may write put options. The extent of a Fund's option writing activities will vary from time to time depending upon Founders' evaluation of market, economic and monetary conditions.

   When a Fund purchases a security with respect to which it intends to write a call option, it is likely that the option will be written concurrently with or shortly after purchase. A Fund will write a call option on a particular security only if Founders believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to enter into a closing purchase transaction and close out its position. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

   A Fund may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

   The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it with respect to a call option it has written, rather than delivering such security from its portfolio.

   All of the Funds (except Money Market Fund) may purchase and write options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the stocks included in the index. Options on securities indexes are similar to options on securities. However, because options on securities indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple (the "Multiple") of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. A Fund may purchase put options on stock indexes to protect its portfolio against declines in value. A Fund may purchase call options, or write put options, on stock indexes to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on securities indexes also permits greater time for evaluation of investment alternatives. When Founders believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on securities indexes may eliminate the need to sell less liquid securities and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce a net gain to a Fund. Any gain in the price of a call option a Fund has bought is likely to be offset by higher prices the Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option a Fund has bought is likely to be offset by lower prices of stocks owned by the Fund.

   When a Fund purchases a call on a securities index, the Fund pays a premium and has the right during the call period to require the seller of such a call, upon exercise of the call, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the call is based is above the exercise price of the call. This amount of cash is equal to the difference between the closing price of the index and the lesser exercise price of the call, in each case multiplied by the Multiple. When a Fund purchases a put on a securities index, the Fund pays a premium and has the right during the put period to require the seller of such a put, upon exercise of the put, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the put is based is below the exercise price of the put. This amount of cash is equal to the difference between the exercise price of the put and the lesser closing level of the securities index, in each case multiplied by the Multiple. Buying securities index options permits a Fund, if cash is deliverable to it during the option period, either to sell the option or to require delivery of the cash. If such cash is not so deliverable, and as a result the option is not exercised or sold, the option becomes worthless at its expiration date.

   Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options a Fund may hold may be affected by options held by other advisory clients of Founders.

   The value of a securities index option depends upon movements in the level of the securities index rather than the price of particular securities. Whether a Fund will realize a gain or a loss from its option activities depends upon movements in the level of securities prices generally or in an industry or market segment, rather than movements in the price of a particular security. Purchasing or writing call and put options on securities indexes involves the risk that Founders may be incorrect in its expectations as to the extent of the various securities market movements or the time within which the options are based. To compensate for this imperfect correlation, a Fund may enter into options transactions in a greater dollar amount than the securities being hedged if the historical volatility of the prices of the securities being hedged is different from the historical volatility of the securities index.

   One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Fund. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Fund may wish to close out an option position. It is also possible that trading in options on securities indexes might be halted at a time when the securities markets generally remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the portfolio will lose the right to appreciation of the stock for the duration of the option.

   OVER-THE-COUNTER ("OTC") OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. OTC options are guaranteed by the issuer of the option.

   Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

   FUTURES CONTRACTS. All of the Funds (except Money Market Fund) may purchase and sell futures contracts. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

   The acquisition or sale of a futures contract could occur, for example, if a Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts would allow the Fund to maintain a defensive position without having to sell portfolio securities.

   Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. If the fluctuations in the value of the equity index futures contracts used is similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities in the market.

   The Funds also may purchase and sell interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the Australian dollar, Brazilian real, British pound, Canadian dollar, Deutsche mark, Euro fx, French franc, Japanese yen, Mexican peso, New Zealand dollar, Russian ruble, South African rand, and the Swiss franc.

   The purchase and sale of futures contracts entail risks. Although Founders believes that use of such contracts could benefit the Funds, if Founders' investment judgment were incorrect, a Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increased instead, the Fund would lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund had insufficient cash, it might have to sell securities from its portfolio to meet margin requirements.

   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, the ability of investors to close out futures contracts through offsetting transactions could distort the normal price relationship between the cash and futures markets. Second, to the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced and prices in the futures markets distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends still may not result in a successful use of futures.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Funds would not match exactly a Fund's current or potential investments. A Fund might buy or sell futures contracts based on underlying instruments with different characteristics from the securities in which it would typically invest -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position might not correlate precisely with the performance of the Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions could also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund could buy or sell futures contracts with a greater or lesser value than the securities it wished to hedge or was considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this might not be successful in all cases. If price changes in a Fund's futures positions were poorly correlated with its other investments, its futures positions could fail to produce desired gains or result in losses that would not be offset by the gains in the Fund's other investments.

   To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike price, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of that put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contract, options or futures contracts and currency options.

   Unlike the situation in which a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract or when a Fund writes an option on a futures contract. Instead, a purchaser of a futures contract is required to deposit an amount of cash or qualifying securities with the FCM. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, a Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, when, during the term of an interest rate futures contract purchased or a put option on an interest rate futures contract sold by a Fund, there was a general increase in interest rates, thereby making the Fund's position less valuable. At any time prior to the expiration of a futures contract or written option on a futures contract, the Fund may elect to close its position by taking an opposite position that will operate to terminate the Fund's position in the futures contract or option.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and options on futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract or an option on a futures contract were not liquid because of price fluctuation limits or otherwise, a Fund would not promptly be able to liquidate unfavorable futures or options positions and potentially could be required to continue to hold a futures or options position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures or options positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. All of the Funds (except Money Market Fund) may purchase and write put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price on or before a stated expiration date. Upon exercise of the option by the holder, a contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. If an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

   A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing sale or purchase transaction, subject to the availability of a liquid secondary market, which is the sale or purchase of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

   An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members that have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers that have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

   The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Securities Indexes and Securities" above. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it could buy a call option (or write a put option) on a futures contract to hedge against a market advance.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund would be able to buy a put option (or write a call option) on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

   The amount of risk a Fund would assume, if it bought an option on a futures contract, would be the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not fully be reflected in the value of the options bought.

   OPTIONS ON FOREIGN CURRENCIES. All of the Funds (except Money Market Fund) may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, a Fund could buy put options (or write call options) on the foreign currency. If the value of the currency declines, the Fund would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund could buy call options (or write put options) thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

   Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

   RISK FACTORS OF INVESTING IN FUTURES AND OPTIONS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indexes, securities, and foreign currencies draws upon skills and experience that are different from those needed to select the other instruments in which the Funds invest. All such practices entail risks and can be highly volatile. Should interest or exchange rates or the prices of securities or financial indexes move in an unexpected manner, the Funds may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

   A Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a Fund as the possible loss of the entire premium paid for an option bought by a Fund, the inability of a Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option, and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Funds will be able to use those instruments effectively for the purposes set forth above.

   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

   FORWARD CONTRACTS FOR PURCHASE OR SALE OF FOREIGN CURRENCIES. The Funds generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Fund purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Fund may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

   Forward  contracts  are traded in the  interbank  market  conducted  directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When Founders believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), a Fund may enter into forward contracts to sell, for a fixed-dollar or other currency amount, foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in that currency. In addition, a Fund may engage in "proxy hedging" (i.e., entering into forward contracts to sell a different foreign currency than the one in which the underlying investments are denominated), with the expectation that the value of the hedged currency will correlate with the value of the underlying currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires. Under normal circumstances, consideration of the possibility of changes in currency exchange rates will be incorporated into the Funds' long-term investment strategies.

   At the consummation of a forward contract calling for delivery by a Fund of a foreign currency which has been used as a position hedge, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Fund assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

   If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If any one of the Funds engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   While forward contracts may be traded to reduce certain risks, trading in forward contracts itself entails certain other risks. Thus, while the Funds may benefit from the use of such contracts, if Founders is incorrect in its forecast of currency prices, a poorer overall performance may result than if a Fund had not entered into any forward contracts. Some forward contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a favorable price. Moreover, in the event of an imperfect correlation between the forward contract and the portfolio position that it is intended to protect, the desired protection may not be obtained.

   The Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities, and will not do so unless deemed appropriate by Founders. It also should be realized that this method of protecting the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

   COVER. Transactions using options, futures contracts and forward contracts ("Financial Instruments"), other than purchased options, expose a Fund to an obligation to another party. Each Fund will not enter into any such transaction unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contract or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

   Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or the Fund's ability to meet redemption requests or other obligations.

   EQUITY-LINKED NOTES. All of the Funds (except Money Market Fund) may purchase equity-linked notes ("ELNs"). The principal or coupon payment on an ELN is linked to the performance of an underlying security or index. ELNs may be used, among other things, to provide a Fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors. The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default. Further, a Fund's ability to dispose of an ELN will depend on the availability of liquid markets in the instruments. The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

SECURITIES THAT ARE NOT READILY MARKETABLE

The section of the Statement of Additional Information entitled "Investment Strategies and Risks - Securities That Are Not Readily Marketable" on page 19 is hereby supplemented as follows:

   The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

SECURITIES OF OTHER INVESTMENT COMPANIES

The section of the Statement of Additional Information entitled "Investment Strategies and Risks - Securities of Other Investment Companies" is hereby amended on page 28 to read as follows:

   Each of the Funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act and the conditions of exemptive orders issued by the SEC. Except as provided below, no Fund intends to purchase such securities during the coming year in excess of the following limitations: (a) no more than 3% of the voting securities of any one investment company may be owned in the aggregate by the Fund and all other Funds, (b) no more than 5% of the value of the total assets of the Fund may be invested in any one investment company, and (c) no more than 10% of the value of the total assets of the Fund and all other Funds may be invested in the securities of all such investment companies. Should a Fund purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees. The Funds (other than Money Market Fund) also may invest their uninvested cash reserves in shares of the Money Market Fund and/or one or more money market funds advised by affiliates of Founders. Such investments will not be subject to the limitations described above, except that a Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total ASSETS.

   Securities of other investment companies that may be purchased by the Funds include Exchange Traded Funds ("ETFs"). ETFs are a type of index fund that trade like a common stock and represent a fixed portfolio of securities designed to track a particular market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their costs. All of the Funds may invest in ETFs, with the same percentage limitations as investments in other registered investment companies.

FOUNDERS' OFFICERS

The section of the Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 41 by replacing the last paragraph on that page with the following:

        Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen E. Canter, Chairman; Richard W. Sabo,
     President and Chief Executive Officer; Robert T. Ammann, Vice President; Marissa A. Banuelos, Vice President; Angelo
     R. Barr, Senior Vice President and National Sales Manager; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Julie D. DiIorio, Vice President; Francis P. Gaffney, Senior Vice President; Laurine M. Garrity, Senior Vice President; John B. Jares, Vice President; Robert T. Kelly, Vice President; Douglas A. Loeffler, Vice President; Andra C. Ozols, Vice President; David L. Ray, Senior Vice President and Treasurer; Bridget
     M. Richards, Vice President; Richard A. Sampson, Senior Vice President; Kevin S. Sonnett, Vice President; Tracy P.
     Stouffer,  Vice  President;  and  Lisa  G.  Warshafsky,  Vice
     President. The affiliations of Messrs. Sabo, Ray, Christoffersen, Gaffney and Kelly and Ms. Ozols with the Company are shown under the "Directors and Officers" section of this SAI.